Share capital and share-based payments - (Details 1) - RSU - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	1,380,085	1,316,314
Granted	1,356,418	679,627
Exercised	(700,698)	(614,572)
Forfeited	(405,382)	(1,284)
Outstanding, end of period	1,630,423	1,380,085